14 Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	12.31.2020	12.31.2019
Program for incentive to alternative energy sources - Proinfa	22,408	18,504
Insurance premiums	14,453	11,693
Risk premium - GSF renegotiation (14.1)	-	3,180
Others	170	318
	37,031	33,695
Current	36,987	33,563
Noncurrent	44	132

Schedule of recovery of power purchase cost through renegotiation

The amounts originally recognized on the renegotiation of the hydrological risk were as follows:

Power Plant	Physical guarantee (Average MW)	Eligible amount of energy (Average MW)	Amortization period of prepaid expenses	Grant extension period (intangible asset)	Asset value to recover as renegotiation of GSF	Value of prepaid expenses to amortize with future risk premium	Value of intangible assets amortization over the concession period
Mauá	100,827	97,391	01.01.2016 to 06.30.2020	not applicable	28,623	28,623	-
Foz do Areia	576,000	226,705	01.01.2016 to 12.31.2016	05.24.2023 to 09.17.2023	66,628	17,222	49,406
Santa Clara and Fundão	135,400	134,323	01.01.2016 to 04.22.2019	10.25.2036 to 05.28.2037	39,369	30,326	9,043
		458,419			134,620	76,171	58,449

Schedule of CCEE liabilities

A breakdown of these items as at December 31, 2020 and 2019 is presented below:

	Balance as of			Balance as of		Balance as of
	January 1, 2019	Amortization	Transfers	December 31, 2019	Amortization	December 31, 2020
Risk premium - current asset	9,394	(9,394)	3,180	3,180	(3,180)	-
Risk premium - noncurrent asset	3,180	-	(3,180)	-	-	-
Intangible	38,707	(7,040)	-	31,667	(7,039)	24,628
	51,281	(16,434)	-	34,847	(10,219)	24,628
Risk premium to be amortized - prepaid expenses	12,574			3,180		-
Grant extension period - intangible	38,707			31,667		24,628